Consolidated Reinsurance (Consolidated Reinsurance - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Reinsurance
Reinsurance ceded	$ 1,242	$ 1,252	$ 1,284
Reinsurance assumed	1,679	1,673	1,469
Assumed Premiums, Life Insurance in Force	811,435	830,980	844,946
Ceded Premiums, Life Insurance in Force	361,355	372,886	401,576
Affiliated Entity
Consolidated Reinsurance
Assumed Premiums, Life Insurance in Force	276,700	277,900	259,600
Ceded Premiums, Life Insurance in Force	23,100	23,900	26,100
Life insurance (1)
Consolidated Reinsurance
Reinsurance ceded	1,143	1,159	1,187
Reinsurance assumed	1,638	1,630	1,423
Life insurance (1) | Affiliated Entity
Consolidated Reinsurance
Reinsurance ceded	40	36	45
Reinsurance assumed	$ 701	$ 681	$ 451